Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Short-term Investments
Cost		¥ 5,013,499		$ 1,668,172	¥ 11,582,116
Investment income related to short-term investments	¥ 303,400	143,100	¥ 64,200
Held-to-maturity securities - Fixed rate investments
Short-term Investments
Cost		153,522
Estimated Fair Value		153,522
Other short-term investments
Short-term Investments
Cost		4,859,977			11,582,116
Estimated Fair Value		4,859,977			11,582,116
Short-term investments
Short-term Investments
Estimated Fair Value		¥ 5,013,499			¥ 11,582,116
Short-term investments | Equal to or more than
Short-term Investments
Short-term investments, effective yields (as a percent)	1.90%	2.60%
Short-term investments | Less than
Short-term Investments
Short-term investments, effective yields (as a percent)	5.30%	5.30%